Right of Use Assets and Lease Liabilities (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Jan. 01, 2025
Disclosure of Detailed Information About Right of Use Assets and Lease Liabilities [Line Items]
Interest expense incurred	$ 577,531	$ 531,987	$ 377,026
Depreciation expense	874,660	730,803	785,306
Rental payments	1,212,682	957,685	1,050,611
Payments for short-term leases	112,325	$ 288,303	$ 91,312
Remaining payments on short term leases	3,083
RoU asset addition	$ 2,500,000
Minimum [Member]
Disclosure of Detailed Information About Right of Use Assets and Lease Liabilities [Line Items]
Discounted rate of interest	8.00%
Maximum [Member]
Disclosure of Detailed Information About Right of Use Assets and Lease Liabilities [Line Items]
Discounted rate of interest	12.00%
Property In Riverside [Member]
Disclosure of Detailed Information About Right of Use Assets and Lease Liabilities [Line Items]
Monthly lease payments				$ 50,439
Property In Riverside [Member] | Minimum [Member]
Disclosure of Detailed Information About Right of Use Assets and Lease Liabilities [Line Items]
Monthly lease payments				50,439
Property In Riverside [Member] | Maximum [Member]
Disclosure of Detailed Information About Right of Use Assets and Lease Liabilities [Line Items]
Monthly lease payments				$ 56,204
South Charleston Development Authority [Member]
Disclosure of Detailed Information About Right of Use Assets and Lease Liabilities [Line Items]
Agreed lease reduction amount by lessor	$ 578,500
Suspended payments to account for the reduction	578,500
Lessor’s interpretation: reduction applies at end of lease	578,500
Government grant related lease adjustment	229,012
Additional forgiveness on lease liability	$ 6,700,000